Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net income	$ 3,288,000,000	$ 2,560,000,000	$ 3,771,000,000
Net (income) loss attributable to noncontrolling interests	(2,000,000)	13,000,000	(12,000,000)
Net income applicable to shareholders of The Bank of New York Mellon Corporation	3,286,000,000	2,573,000,000	3,759,000,000
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Provision for credit losses	119,000,000	39,000,000	(231,000,000)
Pension plan contributions	(6,000,000)	(7,000,000)	(6,000,000)
Depreciation and amortization	1,748,000,000	1,636,000,000	1,867,000,000
Goodwill impairment	0	680,000,000	0
Deferred tax (benefit)	(423,000,000)	155,000,000	257,000,000
Net securities losses (gains)	68,000,000	443,000,000	(5,000,000)
Change in trading assets and liabilities	436,000,000	7,015,000,000	(1,898,000,000)
Change in accruals and other, net	684,000,000	2,534,000,000	(905,000,000)
Net cash provided by operating activities	5,912,000,000	15,068,000,000	2,838,000,000
Investing activities
Change in interest-bearing deposits with banks	1,943,000,000	1,540,000,000	1,225,000,000
Change in interest-bearing deposits with the Federal Reserve and other central banks	(18,730,000,000)	7,812,000,000	35,073,000,000
Purchases of securities held-to-maturity	(341,000,000)	(2,497,000,000)	(8,921,000,000)
Paydowns of securities held-to-maturity	4,675,000,000	7,168,000,000	11,339,000,000
Maturities of securities held-to-maturity	1,766,000,000	1,610,000,000	1,872,000,000
Purchases of securities available-for-sale	(23,422,000,000)	(32,336,000,000)	(54,239,000,000)
Sales of securities available-for-sale	11,229,000,000	14,990,000,000	13,545,000,000
Paydowns of securities available-for-sale	3,898,000,000	5,215,000,000	12,775,000,000
Maturities of securities available-for-sale	19,748,000,000	11,573,000,000	17,221,000,000
Net change in loans	(801,000,000)	1,423,000,000	(11,350,000,000)
Sales of loans and other real estate	49,000,000	0	1,000,000
Change in federal funds sold and securities purchased under resale agreements	(4,597,000,000)	5,294,000,000	1,233,000,000
Net change in seed capital investments	25,000,000	64,000,000	171,000,000
Purchases of premises and equipment/capitalized software	(1,220,000,000)	(1,346,000,000)	(1,215,000,000)
Proceeds from the sale of premises and equipment	0	45,000,000	34,000,000
Acquisitions, net of cash	0	0	(170,000,000)
Dispositions, net of cash	0	446,000,000	8,000,000
Other, net	(32,000,000)	(1,127,000,000)	1,070,000,000
Net cash (used for) provided by investing activities	(5,810,000,000)	19,874,000,000	19,672,000,000
Financing activities
Change in deposits	3,456,000,000	(37,009,000,000)	(17,896,000,000)
Change in federal funds purchased and securities sold under repurchase agreements	2,148,000,000	790,000,000	418,000,000
Change in payables to customers and broker-dealers	(5,030,000,000)	(1,488,000,000)	128,000,000
Change in other borrowed funds	73,000,000	(344,000,000)	397,000,000
Net proceeds from the issuance of long-term debt	6,487,000,000	9,929,000,000	5,186,000,000
Repayments of long-term debt	(6,059,000,000)	(4,000,000,000)	(4,650,000,000)
Proceeds from the exercise of stock options	0	9,000,000	50,000,000
Issuance of common stock	16,000,000	14,000,000	13,000,000
Issuance of preferred stock	0	0	1,287,000,000
Treasury stock acquired	(2,604,000,000)	(124,000,000)	(4,567,000,000)
Redemption of preferred stock	(500,000,000)	0	(1,000,000,000)
Common cash dividends paid	(1,262,000,000)	(1,165,000,000)	(1,126,000,000)
Preferred cash dividends paid	(225,000,000)	(211,000,000)	(197,000,000)
Amortization of preferred stock discount	5,000,000	0	10,000,000
Other, net	(24,000,000)	(55,000,000)	(15,000,000)
Net cash (used for) financing activities	(3,519,000,000)	(33,654,000,000)	(21,962,000,000)
Effect of exchange rate changes on cash	230,000,000	358,000,000	(84,000,000)
Change in cash and due from banks and restricted cash
Change in cash and due from banks and restricted cash	(3,187,000,000)	1,646,000,000	464,000,000
Cash and due from banks and restricted cash at beginning of period	11,529,000,000	9,883,000,000	9,419,000,000
Cash and due from banks and restricted cash at end of period	8,342,000,000	11,529,000,000	9,883,000,000
Cash and due from banks at end of period (unrestricted cash)	4,922,000,000	5,030,000,000	6,061,000,000
Restricted cash at end of period	3,420,000,000	6,499,000,000	3,822,000,000
Cash and due from banks and restricted cash at end of period	8,342,000,000	11,529,000,000	9,883,000,000
Supplemental disclosures
Interest paid	16,021,000,000	3,307,000,000	233,000,000
Income taxes paid	882,000,000	449,000,000	473,000,000
Income taxes refunded	$ 17,000,000	$ 11,000,000	$ 42,000,000